Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 12,813	$ 11,090
Institutional Class
Account Value [Line Items]
Account Value	12,674	11,608	$ 10,899	$ 11,242	$ 10,643	$ 10,675	$ 10,215	$ 9,979
Institutional Class
Account Value [Line Items]
Account Value	15,334	13,703	12,910	14,394	12,761	12,857	12,298	11,835	$ 10,723
Institutional Class
Account Value [Line Items]
Account Value	18,557	17,484	16,319	19,770	14,706	14,421	14,718	11,610	10,330
Institutional Class
Account Value [Line Items]
Account Value	$ 24,975	22,879	21,915	25,597	13,647	13,059	15,794	12,230	11,040
Torray Fund
Account Value [Line Items]
Line Graph and Table Measure Name	The Torray Fund
Account Value	$ 21,452	17,176	15,430	16,106	11,852	12,615	12,940	11,862	11,032	$ 9,610	$ 10,000
MSCI EAFE Net (USD) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net (USD) Index
Account Value	$ 13,247	11,094
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,004	10,256	10,380	11,730	11,740	11,027	10,008	10,115
ICE BofA 1-3 Year BB US Cash Pay High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year BB US Cash Pay High Yield Index
Account Value	$ 13,409	12,313	11,598	12,056	11,402	10,943	10,277	10,050
Bloomberg U.S. Aggregate Bond Index [Member] [Default Label]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,536	10,751	10,881	12,297	12,308	11,560	10,492	10,604	10,552
ICE BofA US High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Constrained Index
Account Value	$ 16,462	14,637	13,676	15,269	13,848	13,364	12,539	12,143	11,162
Russell 3000 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000
Account Value	$ 30,339	24,051	20,958	24,168	18,166	14,958	14,765	12,279	10,579
Bloomberg US 2500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US 2500 Index
Account Value	$ 22,490	19,082	17,874	21,374	14,540	13,613	14,845	12,035	10,591
Russell 3000 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return
Account Value	$ 31,043	24,609	21,445	24,729	18,587	15,306	15,108	12,564	10,825
Bloomberg US 2000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US 2000 Total Return Index
Account Value	$ 22,960	19,373	18,529	22,455	14,568	13,641	16,007	12,694	11,153
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 33,882	26,650	22,986	25,893	19,740	16,189	15,730	13,145	11,309	10,048	10,000
Morningstar US Large-Mid Cap Broad Value TR USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Large-Mid Cap Broad Value TR USD
Account Value	$ 27,375	$ 22,152	$ 19,922	$ 20,820	$ 15,573	$ 14,744	$ 14,567	$ 12,719	$ 11,169	$ 9,692	$ 10,000